Shareholder Report, Holdings (Details) - Tuttle Capital MSTR 0DTE Covered Call ETF	Dec. 31, 2025
US Treasury Bill 09/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.01%
Strategy Inc. Class A Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Strategy Inc. Class A Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.85%)
US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.01%
Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.85%)